Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,	September 30,
	2025	2025

Accrued compensation and benefits	$814	$1,212
Accrued professional fees	329	694
Accrued interest	458	393
Deferred revenue	918	1,047
Committed equity facility fees	1,478	1,478
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	2,000	2,000
Other	3,305	3,208
Total accrued expenses and other current liabilities	$10,392	$11,122

Accrued expenses and other current liabilities consist of the following:

	September 30,
	2025	2024

Accrued compensation and benefits	$1,212	$1,770
Accrued professional fees	694	340
Accrued interest	393	177
Deferred revenue	1,047	1,076
Committed equity facility fees	1,478	1,553
Unpaid Merger-related transaction costs	1,090	1,090
RaGE Earnout	2,000	2,098
Other	3,208	2,221
Total accrued expenses and other current liabilities	$11,122	$10,325